S000042863 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	139 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.44%
BlackRock Interest Rate Hedged High Yield Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.81%	6.40%	6.38%
iShares Interest Rate Hedged High Yield Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	6.92%	6.40%
Performance Inception Date					May 27, 2014
iShares Interest Rate Hedged High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	4.02%	3.87%
iShares Interest Rate Hedged High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	4.02%	3.81%

[1]	The BlackRock Interest Rate Hedged High Yield Bond Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index through June 16, 2016 (when the Fund was actively managed), the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Swaps Index from June 17, 2016 through November 30, 2021 (when the Fund was actively managed), and the BlackRock Interest Rate Hedged High Yield Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BFA during the applicable periods using an investment strategy substantially similar to the methodology of the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index and the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Swaps Index.